ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2014
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

(7)   ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	March 31,
	2013	2014
	RMB	RMB
Business tax, value-added tax and other taxes payable	6,276,692	8,556,910
Accrued payroll and welfare	15,684,309	19,379,016
Accrued test monitoring fees	14,946,724	14,183,667
Accrued certificates costs	2,593,694	2,702,086
Royalty fees payable	9,721,066	2,622,744
Income taxes payable	8,802,858	7,488,629
Other current liabilities	14,165,917	13,833,091
Total accrued expenses and other payables	72,191,260	68,766,143

Other current liabilities as of March 31, 2013 and 2014 mainly include accrued traveling expenses, rental expenses, meeting expense and other operating expenses, none of which individually exceed 5% of total current asset.